Summary of Significant Accounting Policies - Schedule of Revenue and Cost of Revenue of The Company (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Condensed Income Statements, Captions [Line Items]
Revenue	$ 3,050,043	$ 4,081,788	$ 2,438,991
Cost of revenue	(2,540,218)	(2,821,615)	(1,409,697)
Gross profit	$ 726,172	$ 1,561,381	$ 1,263,781
Gross profit margin	22.20%	35.60%	47.30%
Related Party [Member]
Condensed Income Statements, Captions [Line Items]
Revenue – related parties	$ 216,347	$ 301,208	$ 234,487